Share Based Compensation (Details) - Schedule of options outstanding	6 Months Ended
Jun. 30, 2021 ₪ / shares shares
Services providers and advisers [Member]
Share Based Compensation (Details) - Schedule of options outstanding [Line Items]
Number of options, Outstanding beginning | shares	165,987
Weighted average Exercise price NIS, Outstanding beginning | ₪ / shares	₪ 0.37
Number of options, Granted | shares	21,768
Weighted average Exercise price NIS, Granted | ₪ / shares	₪ 0.37
Number of options, Exercised | shares	(1,567)
Weighted average Exercise price NIS, Exercised | ₪ / shares	₪ 0.37
Number of options, Forfeited | shares	(3,134)
Weighted average Exercise price NIS, Forfeited | ₪ / shares	₪ 0.37
Number of options, Outstanding ending | shares	183,054
Weighted average Exercise price NIS, Outstanding ending | ₪ / shares	₪ 0.37
Number of options, Exercisable options | shares	129,686
Weighted average Exercise price NIS, Exercisable options | ₪ / shares	₪ 0.37
Employees and directors [Member]
Share Based Compensation (Details) - Schedule of options outstanding [Line Items]
Number of options, Outstanding beginning | shares	296,036
Weighted average Exercise price NIS, Outstanding beginning | ₪ / shares	₪ 0.37
Number of options, Granted | shares	95,238
Weighted average Exercise price NIS, Granted | ₪ / shares	₪ 0.37
Number of options, Exercised | shares	(4,544)
Weighted average Exercise price NIS, Exercised | ₪ / shares	₪ 0.37
Number of options, Forfeited | shares	(9,871)
Weighted average Exercise price NIS, Forfeited | ₪ / shares	₪ 0.37
Number of options, Outstanding ending | shares	376,859
Weighted average Exercise price NIS, Outstanding ending | ₪ / shares	₪ 0.37
Number of options, Exercisable options | shares	248,735
Weighted average Exercise price NIS, Exercisable options | ₪ / shares	₪ 0.37